Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38967
Entity Registrant Name	DouYu International Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20/F, Building A, New Development International Center
Entity Address, Address Line Two	No. 473 Guanshan Avenue
Entity Address, Address Line Three	Hongshan District
Entity Address, City or Town	Wuhan
Entity Address, Postal Zip Code	430073
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	30,178,859
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, the People’s Republic of China
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001762417
Amendment Flag	false
Business Contact
Document Information
Entity Address, Address Line One	20/F, Building A, New Development International Center
Entity Address, Address Line Two	No. 473 Guanshan Avenue
Entity Address, Address Line Three	Hongshan District
Entity Address, City or Town	Wuhan
Entity Address, Postal Zip Code	430073
Entity Address, Country	CN
Contact Personnel Name	Shaojie Chen
Country Region	+86
City Area Code	27
Local Phone Number	8787 8301
Contact Personnel Email Address	ir@douyu.tv
ADS
Document Information
Title of 12(b) Security	American depositary shares
Trading Symbol	DOYU
Security Exchange Name	NASDAQ
Ordinary shares
Document Information
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ